NATIONWIDE VARIABLE INSURANCE TRUST
NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)
NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)

Supplement dated July 7, 2017
to the Statement of Additional Information ("SAI") dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective June 30, 2017:

a.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of May 31, 2017
Nationwide Fund Advisors
Keith P. Robinette, CFA	NVIT DFA Capital Appreciation Fund NVIT DFA Moderate Fund	None None
Andrew Urban, CFA	NVIT DFA Capital Appreciation Fund NVIT DFA Moderate Fund	None None

b.	The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of May 31, 2017
Nationwide Fund Advisors
Keith P. Robinette, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Andrew Urban, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

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